Note 5. Stock Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 5. STOCK PLANS

The Company maintains an Incentive Stock Option and Stock Award Plan under which officers and key employees may acquire up to a maximum of 2,155,028 common shares.

Stock Options

Options could be granted through December 31, 2008 at an option price not less than fair market value on the date of grant and are exercisable not earlier than six months nor later than ten years from the date of grant. Options vest over two and three year periods. As of December 31, 2012, one person held outstanding options and were eligible to participate in the plans. Such options expire on various dates through April 8, 2014.

Under the stock option plans, the exercise price of each option equals the market price of the Company’s stock on the date of grant. For purposes of calculating the compensation cost, consistent with GAAP USA, the fair value of each grant was estimated on the date of grant using the Black-Scholes option-pricing model.  The Company has not issued any Incentive Stock Options since 2004, except for adjustments to previous grants for the 5% dividend declared in subsequent years.  It is the Company’s policy to issue new stock certificates to satisfy stock option exercises.

Stock options exercisable at December 31, 2012, 2011 and 2010 were 18,931, 30,328 and 32,727, respectively.  No options were granted in 2012, 2011 or 2010. The total intrinsic value of options exercised in 2012, 2011 and 2010 were $3,000, $3,000 and $4,000, respectively. The total cash received in 2012, 2011 and 2010 for the exercise of stock options was $18,000, $6,000 and $24,000, respectively.

The following table summarizes information about stock options activity for the twelve months ending December 31, 2012:

	Options	Weighted average exercise price	Weighted average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	30,328	$1.83
Granted	0	$-
Forfeited	0	$0
Exercised	(11,397)	$1.56
Outstanding, December 31, 2012	18,931	$2.00	0.8	$0

Exercisable, December 31, 2012	18,931	$2.00	0.8	$0

Restricted Shares

The employees will earn the restricted shares in exchange for services to be provided to the Company over a three year or five-year vesting period. All shares granted are governed by the Company’s Stock Award Plan, which was approved by shareholders in 2000 and amended in 2009.  The fair value of restricted shares is based on the market price on the grant date.  In 2012 and 2011, the Company granted 61,000 and 68,000 restricted shares, respectively, with weighted average grant date fair values of $2.21 and $2.31, respectively. The compensation cost related to the stock awards is expensed on a straight-line basis over the vesting period.  The Company recorded $83,000, $78,000 and $72,000 in related net compensation expense for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, 171,246 restricted shares are outstanding on a dividend adjusted basis. Total unrecognized compensation cost related to unvested stock awards is approximately $247,000 and is expected to be recognized over a weighted average period of 3 years.

The following table summarizes information regarding restricted share activity for the twelve months ending December 31, 2012:

	Shares	Weighted average Grant Date Fair Value
Unvested at December 31, 2011	164,140	$1.96
Granted	61,000	$2.21
Vested	(53,894)	$1.67
Unvested, December 31, 2012	171,246	$2.14